Resource Credit Income Fund (the “Fund”)

Supplement dated August 1, 2019 to the

Prospectus dated February 1, 2019 (the “Prospectus”)

1. The section entitled “Management and Incentive Fees” that begins on page 3 in the Prospectus is deleted in its entirety and replaced with:

Management and Incentive Fees. Pursuant to a Management Agreement between the Fund and the Adviser (the “Management Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components—a base management fee and an incentive fee.

The base management fee is calculated daily and payable monthly in arrears at the annual rate of 1.85% of the Fund’s average daily net assets during such period.

The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 2.25% per quarter (or an annualized hurdle rate of 9.0%), subject to a feature defined below as the "Catch-Up." For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser for any administrative services provided by the Adviser and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the incentive fee). Pre-incentive fee net investment income includes, in the case of investments with a deferred interest feature (such as OID, debt instruments with paid-in-kind (“PIK”) interest and zero coupon securities), accrued income that the Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of the Fund’s shares (including pursuant to the Fund’s distribution reinvestment plan), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s share repurchase program.

The calculation of the incentive fee on pre-incentive fee net investment income for each quarter is as follows:

•	No incentive fee is payable in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the hurdle rate of 2.25%;

•	100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 2.8125%. This portion of the Fund’s pre-incentive fee net investment income (which exceeds the hurdle rate but is less than or equal to 2.8125%) is referred to as the “Catch-Up.” The Catch-Up provision is intended to provide the Adviser with an incentive fee of 20.0% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.8125% in any calendar quarter; and

•	20.0% of the amount of the Fund’s pre-incentive fee net investment income, if any, that exceeds in any calendar quarter is payable to the Adviser once the hurdle rate is reached and the catch-up is achieved (20.0% of all pre-incentive fee net investment income thereafter will be allocated to the Adviser).

See “Management of the Fund—Investment Adviser” for additional information concerning fees paid to the Adviser.

2. The 7th paragraph in the section entitled “Investment Adviser” that begins on page 32 in the Prospectus is deleted in its entirety and replaced with:

The calculation of the incentive fee on pre-incentive fee net investment income for each quarter is as follows:

•	No incentive fee is payable in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the hurdle rate of 2.25%;

•	100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 2.8125%. This portion of the Fund’s pre-incentive fee net investment income (which exceeds the hurdle rate but is less than or equal to 2.8125%) is referred to as the “Catch-Up.” The Catch-Up provision is intended to provide the Adviser with an incentive fee of 20.0% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.8125% in any calendar quarter; and

•	20.0% of the amount of the Fund’s pre-incentive fee net investment income, if any, that exceeds 2.8125% in any calendar quarter is payable to the Adviser once the hurdle rate is reached and the catch-up is achieved (20.0% of all pre-incentive fee net investment income thereafter will be allocated to the Adviser).

3. The disclosure regarding Scenarios 1 through 5 in the section entitled “Example: Quarterly Incentive Fee Calculation” on pages 33 and 34 in the Prospectus is deleted in its entirety and replaced with:

Scenario 1

Assumptions

Beginning Adjusted Capital = $100

Ending Adjusted Capital = $110

Average Adjusted Capital = $105

Investment Income = $2.10

Implied Yield (Investment Income / Average Adjusted Capital) = 2.00%

Hurdle Rate(1) = 2.25%

Base Management Fee(2) = 0.4625%

Other Operating Expenses(3) = 0.20%

Pre-Incentive Fee Net Investment Income

(Implied Yield — (Base Management Fee + Other Administrative Expenses) = 1.3375%

Pre-Incentive Fee Net Investment Income does not exceed the Hurdle Rate, therefore there is no Incentive Fee on Income payable.

Scenario 2

Assumptions

Beginning Adjusted Capital = $100

Ending Adjusted Capital = $110

Average Adjusted Capital = $105

Investment Income = $3.15

Implied Yield (Investment Income / Average Adjusted Capital) = 3.00%

Hurdle Rate(1) = 2.25%

Base Management Fee(2) = 0.4625%

Other Operating Expenses(3) = 0.20%

Pre-Incentive Fee Net Investment Income

(Implied Yield — (Base Management Fee + Other Administrative Expenses) = 2.3375%

Incentive Fee on Income = 100% x Catch-Up(4)

= 100% x (2.3375% - 2.25%)

= 0.0875% or $0.09

Pre-Incentive Fee Net Investment Income exceeds the Hurdle Rate, but does not fully satisfy the Catch-Up provision, therefore the Incentive Fee on Income is 0.0875%.

Scenario 3

Assumptions

Beginning Adjusted Capital = $100

Ending Adjusted Capital = $110

Average Adjusted Capital = $105

Investment Income = $5.25

Implied Yield (Investment Income / Average Adjusted Capital) = 5.00%

Hurdle Rate(1) = 2.25%

Base Management Fee(2) = 0.4625%

Other Operating Expenses(3) = 0.20%

Pre-Incentive Fee Net Investment Income

(Implied Yield — (Base Management Fee + Other Administrative Expenses) = 4.3375%

Incentive Fee on Income = 100% x Catch-Up(4) + (20% x (Pre-Incentive Fee Net Investment Income — 2.8125%))

Catch-Up = 2.8125% - 2.25%

= 0.5625%

Incentive Fee on Income = (100% x 0.5625%) + (20% x (4.3375% - 2.8125%))

= 0.5625% + (20% x 1.525%)

= 0.5625% + 0.305%

= 0.8675% or $0.91

Pre-Incentive Fee Net Investment Income exceeds the Hurdle Rate and fully satisfies the Catch-Up provision, therefore the Incentive Fee on Income is 0.8675%.

Scenario 4

Assumptions

Beginning Adjusted Capital = $100

Ending Adjusted Capital = $90

Average Adjusted Capital = $95

Investment Income = $3.15

Implied Yield (Investment Income / Average Adjusted Capital) = 3.32%

Hurdle Rate(1) = 2.25%

Base Management Fee(2) = 0.4625%

Other Operating Expenses(3) 0.20%

Pre-Incentive Fee Investment Income

(Implied Yield — (Base Management Fee + Other Administrative Expenses) = 2.6575%

Incentive Fee on Income = 100% x Catch-Up(4)

= 100% x (2.6575% - 2.25%)

= 0.4075% or $0.39

Pre-Incentive Fee Net Investment Income exceeds the Hurdle Rate, but does not fully satisfy the Catch-Up provision. Although Investment Income is the same in Scenario 4 as compared with Scenario 2, the Implied Yield is higher in Scenario 4 due to the decrease in adjusted capital. As a result, the Incentive Fee on Income is also higher in Scenario 4 as compared with Scenario 2.

Scenario 5

Assumptions

Beginning Adjusted Capital = $100

Ending Adjusted Capital = $90

Average Adjusted Capital = $95

Investment Income = $5.25

Implied Yield (Investment Income / Average Adjusted Capital) = 5.53%

Hurdle Rate(1) = 2.25%

Base Management Fee(2) = 0.4625%

Other Operating Expenses(3) = 0.20%

Pre-Incentive Fee Net Investment Income

(Implied Yield — (Base Management Fee + Other Administrative Expenses) = 4.8675%

Incentive Fee on Income = 100% x Catch-Up(4) + (20% x (Pre-Incentive Fee Net Investment Income — 2.8125%))

Catch-Up = 2.8125% - 2.25%

= 0.5625%

Incentive Fee on Income = (100% x 0.5625%) + (20% x (4.8675% - 2.8125%))

= 0.5625% + (20% x 2.055%)

= 0.5625% + 0.411%

= 0.9735% or $0.92

Pre-Incentive Fee Net Investment Income exceeds the Hurdle Rate and fully satisfies the Catch-Up provision. Although Investment Income is the same in Scenario 5 as compared with Scenario 3, the Implied Yield is higher in Scenario 5 due to the decrease in adjusted capital. As a result, the Incentive Fee on Income is also higher in Scenario 5 as compared with Scenario 3.

(1)	Represents 9.0% annualized hurdle rate.
(2)	Represents an assumed 1.85% annualized based management fee on average adjusted capital.
(3)	Includes expenses reimbursed to the Adviser and interest expenses and distributions paid on any issued and outstanding preferred shares, but excludes the incentive fee.
(4)	The Catch-Up provision is intended to provide the Adviser with an incentive fee of 20.0% on all pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income exceeds 2.25% and reaches up to 2.8125% in any calendar quarter.

Please note that all defined terms used but not otherwise defined in this Supplement have the meanings ascribed to them in the Prospectus.

This Supplement and the Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Prospectus can be obtained without charge by calling toll-free 1-855-747-9559.